Segment Disclosures and Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Disclosures and Concentration
Note 18. Segment Disclosures and Concentration
Operating segments are defined as components of an entity that engages in business activities from which it may earn revenues and incur expenses and has discrete financial information that is reviewed by the entity’s chief operating decision maker (“CODM”) to make decisions about how to allocate resources and assess performance. The Company operates in one operating segment as the Chief Executive Officer, who is our CODM, reviews financial information, assesses the performance of the Company and makes decisions about allocating resources on a consolidated basis.
The Company’s revenues and total property and equipment, by country, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2021	2020	2021	2020
Revenue:
United States	$305,969	$385,164	$812,924	$1,367,268
United Kingdom	91,685	94,804	246,631	336,285
Japan	50,369	65,479	162,585	190,392
Greater China (1)	—	69,340	—	206,261
Other foreign countries	213,008	195,965	630,222	649,163

Total revenue	$661,031	$810,752	$1,852,362	$2,749,369

(1)	The amounts for Greater China relate solely to the consolidated amounts of ChinaCo, which was deconsolidated on October 2, 2020.

	September 30,	December 31,
(Amounts in thousands)	2021	2020
Property and equipment:
United States	$4,168,197	$4,752,834
United Kingdom	905,337	1,020,575
Japan	505,932	525,046
Other foreign countries	2,060,632	2,288,306

Total property and equipment	$7,640,098	$8,586,761

Our concentration in specific cities magnifies the risk to us of localized economic conditions in those cities or the surrounding regions. The majority of the Company’s revenue is earned from locations in densely populated cities and as a result may be more susceptible to economic impacts as a result of
COVID-19.

The majority of our revenue is earned from locations in the United States and United Kingdom. During the three months ended
September
 30, 2021 and 2020, approximately 46% and 48%, respectively, of our revenue was earned in the United States and approximately 14% and 12%, respectively, of our revenue was earned in the United Kingdom. During the nine
 months ended
September
 30, 2021 and 2020, approximately 44% and 50%, respectively, of our revenue was earned in the United States and approximately 13% and 12%, respectively, of our revenue was earned in the United Kingdom. The majority of our 2021 revenue from locations in the United States was generated from locations in greater New York City, San Francisco, Boston, Seattle and Washington DC markets.
In the United Kingdom, 88% of our property and equipment and 87% of 2021 revenues are related to WeWork locations in the greater London area. In the United States, the Company generally uses metropolitan statistical areas (as defined by the United States Census Bureau) to define its greater metropolitan markets. The nearest equivalent is used internationally.
During the three and
nine
months ended
September
 30, 2021 and 2020, no single member accounted for greater than 10% of the Company’s revenues.
Although the Company deposits its cash with multiple high credit quality financial institutions, its deposits, at times, may exceed federally insured limits. The Company believes no significant concentration risk exists with respect to its cash and cash equivalents.

Note 26. Segment Disclosures and Concentration
Operating segments are defined as components of an entity that engages in business activities from which it may earn revenues and incur expenses and has discrete financial information that is reviewed by the entity’s chief operating decision maker (“CODM”) to make decisions about how allocate resources and assess performance. The Company operates in one operating segment as the Chief Executive Officer, who is our CODM, reviews financial information, assess the performance of the Company and makes decisions about allocating resources on a consolidated basis.
The Company’s revenues and total property and equipment, by country, are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Revenue:
United States	$1,685,274	$1,874,589	$1,073,680
United Kingdom	421,252	466,202	275,615
Greater China (1)	206,261	228,537	99,529
Japan	250,733	174,120	44,282
Other foreign countries	852,345	715,144	328,645

Total revenue	$3,415,865	$3,458,592	$1,821,751

	December 31,
(Amounts in thousands)	2020	2019
Property and equipment:
United States	$4,752,834	$5,825,644
United Kingdom	1,020,575	905,966
Greater China (1)	—	395,290
Japan	525,046	350,623
Other foreign countries	2,288,306	2,017,262

Total property and equipment	$8,586,761	$9,494,785

(1)	The amounts for Greater China relate solely to the consolidated amounts of ChinaCo which was deconsolidated on October 2, 2020.
Our concentration in specific cities magnifies the risk to us of localized economic conditions in those cities or the surrounding regions. The majority of the Company’s revenue is earned from locations in densely populated cities and as a result may be more susceptible to economic impacts as a result of
COVID-19.
The majority of our revenue is earned from locations in the United States and the United Kingdom. During the years ended December 31, 2020, 2019 and 2018, approximately 49%, 54% and 59%, respectively of our revenue was earned in the United States and approximately 12%, 13% and 15%, respectively of our revenue was earned in the United Kingdom. The majority of our 2020 revenue from locations in the United States was generated from locations in greater New York City, San Francisco, Los Angeles, Boston and Seattle markets. In the United Kingdom, 94% of our property and equipment and 95% of 2020 revenues are related to WeWork locations in the greater London area. In the United States, the Company generally uses metropolitan statistical areas (as defined by the United States Census Bureau) to define its greater metropolitan markets. The nearest equivalent is used internationally.
During the years ended December 31, 2020, 2019 and 2018, no single member accounted for greater than 10% of the Company’s revenues.
Although the Company deposits its cash with multiple high credit quality financial institutions, its deposits, at times, may exceed federally insured limits. The Company believes no significant concentration risk exists with respect to its cash and cash equivalents.